Reverse Recapitalization (Tables)	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization [Abstract]
Schedule of business combination the ownership interests of the company’s stockholders
Shares
Existing Microvast Equity Holders(a)	209,999,991
Existing Microvast Convertible Noteholders	6,736,106
Tuscan public stockholders	27,493,140
Sponsor Group(b)(c)	7,608,589
EarlyBirdCapital	428,411
PIPE investors immediately after Merger	48,250,000
Common Stock	300,516,237